Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,473,515.39

Principal:
Principal Collections	$30,255,605.11
Prepayments in Full	$17,352,675.68
Liquidation Proceeds	$884,625.51
Recoveries	$9,735.01
Sub Total	$48,502,641.31
Collections	$53,976,156.70

Purchase Amounts:
Purchase Amounts Related to Principal	$84,552.58
Purchase Amounts Related to Interest	$415.83
Sub Total	$84,968.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,061,125.11

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,061,125.11
Servicing Fee	$1,235,668.74	$1,235,668.74	$0.00	$0.00	$52,825,456.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,825,456.37
Interest - Class A-2 Notes	$207,331.56	$207,331.56	$0.00	$0.00	$52,618,124.81
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$52,223,324.81
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$52,075,766.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,075,766.48
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$51,992,280.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,992,280.40
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$51,922,947.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,922,947.07
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$51,825,280.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,825,280.40
Regular Principal Payment	$46,223,125.76	$46,223,125.76	$0.00	$0.00	$5,602,154.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,602,154.64
Residuel Released to Depositor	$0.00	$5,602,154.64	$0.00	$0.00	$0.00
Total		$54,061,125.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$46,223,125.76
Total					$46,223,125.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,223,125.76	$74.93	$207,331.56	$0.34	$46,430,457.32	$75.27
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$46,223,125.76	$22.66	$1,000,175.97	$0.49	$47,223,301.73	$23.15

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$436,487,503.69	0.7075499	$390,264,377.93	0.6326218
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,411,547,503.69	0.6919825	$1,365,324,377.93	0.6693226

Pool Information
Weighted Average APR	4.683%	4.679%
Weighted Average Remaining Term	51.84	51.03
Number of Receivables Outstanding	69,994	68,218
Pool Balance	$1,482,802,488.71	$1,433,607,175.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,423,394,767.31	$1,376,433,711.86
Pool Factor	0.7132442	0.6895808

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$21,504,107.64
Yield Supplement Overcollateralization Amount	$57,173,463.90
Targeted Overcollateralization Amount	$68,282,797.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,282,797.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		246	$617,854.07
(Recoveries)		21	$9,735.01
Net Losses for Current Collection Period			$608,119.06
Cumulative Net Losses Last Collection Period			$1,933,877.80
Cumulative Net Losses for all Collection Periods			$2,541,996.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.49%	960	$21,431,138.95
61-90 Days Delinquent	0.18%	110	$2,530,643.20
91-120 Days Delinquent	0.03%	18	$445,823.33
Over 120 Days Delinquent	0.06%	31	$839,293.59
Total Delinquent Receivables	1.76%	1,119	$25,246,899.07

Repossession Inventory:
Repossessed in the Current Collection Period		63	$1,710,664.74
Total Repossessed Inventory		95	$2,589,118.61

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3088%
Preceding Collection Period			0.3570%
Current Collection Period			0.5004%
Three Month Average			0.3888%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1697%
Preceding Collection Period			0.2072%
Current Collection Period			0.2331%
Three Month Average			0.2033%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer